SUMMARY PROSPECTUS
MAY 1, 2025
International Growth Portfolio

Before you invest, you may want to review the Portfolio’s prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s prospectus, reports to shareholders, and other information about the Portfolio online at www.nmseriesfund.com. You can also get this information at no cost by calling (866) 910-1232 or by sending an e-mail request to sfprospectus@northwesternmutual.com. The current prospectus and statement of additional information, each dated May 1, 2025, along with the Portfolio’s most recent annual report dated December 31, 2024, are incorporated by reference into this Summary Prospectus. The Portfolio’s statement of additional information and annual report may be obtained, free of charge, in the same manner as the prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay when you buy, hold, and sell interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.58%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.61%
Fee Waiver(1)	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver(1)	0.61%
(1)
The Portfolio's investment adviser has contractually agreed to waive a portion of its management fee. This contractual agreement will continue through at least April 30, 2026 and may not be terminated prior to that date without action by the Board of Directors.
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example reflects adjustments made to the Portfolio’s operating expenses due to the fee waiver agreement with the investment adviser for the first year only.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$62	$195	$340	$762
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23.07% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. In addition, the Portfolio typically invests in securities of companies from three or more countries other than the United States. Companies from a country other than the United States shall refer to:
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companies whose principal trading activities are outside the U.S.; or
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companies whose securities are denominated in non U.S. dollar currencies; or
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companies that: are organized under the laws of, or have principal offices in, a country other than the U.S., and derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.
NMSF-SP1Northwestern Mutual Series Fund, Inc.

International Growth Portfolio – Summary

The Portfolio may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The adviser normally invests the Portfolio’s assets primarily in foreign common stocks and American Depositary Receipts (ADRs) and other depositary receipts. While the adviser normally allocates the Portfolio’s assets across different countries and regions, the Portfolio may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region. The Portfolio invests primarily in large capitalization companies, but may invest in companies of any size. Although the Portfolio primarily invests its assets in issuers located outside the U.S., it also invests in U.S. issuers.
Growth companies, as defined by the adviser, are those included in a third-party growth index or classified as a growth company by a third-party vendor or those that exhibit certain financial characteristics (e.g., projected earnings per share growth, sales growth per share, free cash flow growth, or trailing earnings per share growth; research and development expenses relative to other expenses; or capital investments to grow or expand its business) determined by the adviser to indicate the company has above-average growth potential (e.g., sales, revenue or earnings growth that may outpace peer averages or the overall market). For this purpose, a third-party growth index is an index developed, calculated, and maintained by a third-party that measures the performance of growth stocks. In buying and selling securities for the Portfolio, the adviser relies on fundamental analysis, which involves a “bottom up” assessment of a company’s potential for success in light of factors such as its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. While the Portfolio does not seek to focus its investments in any particular sector, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector as a result of the adviser’s stock selection process.
The Portfolio may reduce or sell its position in a particular holding when the adviser believes a stock is fully valued, the conditions upon which the adviser based its original investment thesis no longer holds true, or due to portfolio construction considerations.
PRINCIPAL RISKS
Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.
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Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.
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ADR Risk – ADRs are receipts representing ownership of shares of a foreign issuer held by a U.S. bank or similar financial institution that entitle the holder to dividends and capital gains on the underlying foreign shares. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. They, and other similar depositary receipts, are subject to many of the risks associated with direct investments in foreign securities, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. The Portfolio is also subject to fees and the credit risk of the financial institution holding the ADRs or other depositary receipts. ADRs may be “sponsored,” meaning that they are implemented by a financial institution in collaboration with the issuing foreign company, or “unsponsored,” meaning that the financial institution created the instrument without the sponsorship or direct involvement of the foreign company. Differing registration requirements apply to each type of ADR. ADRs may transact on exchanges or on over-the-counter markets (“OTC”). Conducting transactions in OTC markets may result in higher costs, a lack of pricing transparency and lower liquidity when compared with exchange-based transactions. Risks associated with different ADR types will vary, based upon differences in registration, reporting and disclosure requirements that apply to such ADRs and the characteristics of the market in which transactions for the particular ADR are conducted.
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Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in the value of its holdings compared with investments made in U.S. securities or in foreign, developed countries. Investments in emerging markets may be subject to political, economic, legal, market, and currency risks. Emerging market securities trade in smaller markets which may experience significant price and market volatility, fluctuations in currency values, interest rates and commodity prices, higher transaction costs, and the increased likelihood of the occurrence of trading difficulties, such as delays in executing, clearing and settling Portfolio transactions or in receiving payment of dividends. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting, financial reporting, and recordkeeping standards, and more limited investor protection provisions when compared with developed economies. Emerging market risks also may include unpredictable and changing political, economic and tax policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses, and the imposition of sanctions or restrictions in certain investments by other countries, such as the United States.
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Equity Securities Risk – The value of equity securities, such as common stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.
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Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.
NMSF-SP2Northwestern Mutual Series Fund, Inc. Prospectus

International Growth Portfolio – Summary

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Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.
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Geographic Focus Risk – To the extent a relatively large percentage of the Portfolio’s assets are invested in issuers located in a single country, a small number of countries, or a particular geographic region, the Portfolio’s performance could be more volatile than that of a more geographically diversified fund, and the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.
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Investment Style Risk – A portfolio managed using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.
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Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.
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Liquidity Risk – Markets for small cap stocks and foreign securities, in particular emerging markets securities, may be less liquid than markets for larger cap stocks and domestic securities, and therefore may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.
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Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments.
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Sector Focus Risk – To the extent the Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes, or increased competition affecting the sector. To the extent the Portfolio is underweight in other sectors, the Portfolio risks missing out on advances in those sectors.
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Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.
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Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.
PERFORMANCE
The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of an index that closely aligns with the Portfolio’s investment strategy (Strategy Index). The table also shows the Portfolio’s returns against an index that represents the overall securities market (Broad-Based Index), which the Portfolio has added to comply with new regulatory requirements. Prior to November 1, 2021, the Portfolio was managed by a different sub-adviser. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
NMSF-SP3Northwestern Mutual Series Fund, Inc. Prospectus

International Growth Portfolio – Summary

	Quarter/Year	Return
Best Quarter	2nd quarter, 2020	17.75%
Worst Quarter	1st quarter, 2020	-17.19%
Average Annual Total Return
(for periods ended December 31, 2024)
		1 Yr	5 Yr	10 Yr
Portfolio:	International Growth Portfolio	5.30%	5.96%	7.03%
Strategy Index:	MSCI EAFE® Growth Index (Net) (reflects no deduction for fees, expenses or taxes)	2.05%	4.00%	5.84%
Broad-Based Index:	MSCI® All Country World (ex- US) Index (Net)[1] (reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	4.80%
1 The Portfolio has added this broad-based index in response to new regulatory requirements.
PORTFOLIO MANAGEMENT
Investment Adviser: Mason Street Advisors, LLC
Sub-Adviser: FIAM LLC (FIAM)
Portfolio Manager: Jed Weiss, Portfolio Manager, began managing the Portfolio in 2015.
TAX INFORMATION
Shares of the Portfolio are offered only for funding variable annuity contracts and variable life insurance policies offered by The Northwestern Mutual Life Insurance Company through separate accounts. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions. Investors in variable annuity contracts and variable life insurance policies should refer to the prospectuses for the variable products for a discussion of the tax considerations that affect the insurance company and its separate accounts and the tax consequences to investors of owning such products.
COMPENSATION TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
Neither the Portfolio nor any related companies pay compensation to broker-dealers or other financial intermediaries for the sale of Portfolio shares or related services. Investors in variable annuity contracts and variable life insurance policies should refer to the prospectuses for the variable products for important information about compensation paid to financial intermediaries for sales of variable annuity contracts and variable life insurance policies.
NMSF-SP4Northwestern Mutual Series Fund, Inc. Prospectus